Property and Equipment, Net - Property and Equipment Schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 12,066,664	$ 10,276,878
Less accumulated depreciation and depletion		(5,115,749)	(4,554,929)
Property, Plant and Equipment, Net, Total	$ 6,956,620	6,950,915	5,721,949
Landfill [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		5,179,768	4,447,530
Property, Plant and Equipment, Net, Total	$ 3,284,137
Rolling Stock [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		2,835,330	2,483,294
Land, Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment gross		1,673,062	1,339,542
Containers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		1,180,370	983,602
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		1,065,767	940,723
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 132,367	$ 82,187